UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21920

Exact name of registrant as specified in charter:	Oppenheimer Transition 2010 Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet, Executive Vice President & General Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street
New York, NY 10281-1008

Registrant’s telephone number, including area code:	303-768-3200

Date of fiscal year end:	2/28

Date of reporting period:	07/01/2011-06/30/2012

Item 1.	Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21920

Reporting Period: 07/01/2011 - 06/30/2012

Oppenheimer LifeCycle Funds: Transition 2010 Fund

======================= Oppenheimer Transition 2010 Fund =======================

Oppenheimer Champion Income Fund

Ticker:                                OCHYX                                           Security ID:                                           683944508

Meeting Date:                                           March 7, 2012                                                      Meeting Type:Special

Record Date:                                           December 7, 2011

 Proposal

 Mgt Rec

 Vote Cast

 Sponsor

Proposal 1: Election of Trustees

 1

 William L. Armstrong

 For

 For

 Management

 2

 Edward L. Cameron

 For

 For

 Management

 3

 Jon S. Fossel

 For

 For

 Management

 4

 Sam Freedman

 For

 For

 Management

 5

 Richard F. Grabish

 For

 For

 Management

 6

 F. Beverly L Hamilton

 For

 For

 Management

 7

 Robert J. Malone

 For

 For

 Management

 8

 F. William Marshall, Jr.

 For

 For

 Management

 9

 Victoria J. Herget

 For

 For

 Management

 10

 Karen L. Stuckey

 For

 For

 Management

 11

 James D. Vaughn

 For

 For

 Management

 12

 William F. Glavin Jr.

 For

 For

 Management

Proposal 2: Change or Removal of Fundamental Investment Policies

 a

 Borrowing.

 For

 For

 Management

 b-1

 Concentration of investments.

 For

 For

 Management

 c

 Diversification of investments.

 For

 For

 Management

 e-1

 Revise lending.

 For

 For

 Management

 g-1

 Real estate and commodities.

 For

 For

 Management

 g-2

 Real estate and commodities.

 For

 For

 Management

 h

 Senior securities.

 For

 For

 Management

 i

 Underwriting.

 For

 For

 Management

 o

 Objective from fundamental to non-fundamental.

 For

 For

 Management

 p

 Approve a change in the Fund’s investment objective.

 For

 For

 Management

Proposal 3: To approve an Agremeent and Plan of Reorganization

 3

 Plan of Reorganization

 For

 For

 Management

------------------------------------------------------------------------------------------------------------------------------

Oppenheimer Limited-Term Government Fund

Ticker:                                OLTYX                                           Security ID:                                           68380F400

Meeting Date:                                           February 29, 2012                                                      Meeting Type:Special

Record Date:                                           December 7, 2011

 Proposal

 Mgt Rec

 Vote Cast

 Sponsor

Proposal 1: Election of Trustees

 1

 William L. Armstrong

 For

 For

 Management

 2

 Edward L. Cameron

 For

 For

 Management

 3

 Jon S. Fossel

 For

 For

 Management

 4

 Sam Freedman

 For

 For

 Management

 5

 Richard F. Grabish

 For

 For

 Management

 6

 F. Beverly L Hamilton

 For

 For

 Management

 7

 Robert J. Malone

 For

 For

 Management

 8

 F. William Marshall, Jr.

 For

 For

 Management

 9

 Victoria J. Herget

 For

 For

 Management

 10

 Karen L. Stuckey

 For

 For

 Management

 11

 James D. Vaughn

 For

 For

 Management

 12

 William F. Glavin Jr.

 For

 For

 Management

Proposal 2: Change or Removal of Fundamental Investment Policies

 a

 Borrowing.

 For

 For

 Management

 b-1

 Concentration of investments.

 For

 For

 Management

 c

 Diversification of investments.

 For

 For

 Management

 e-1

 Revise lending.

 For

 For

 Management

 g-1

 Real estate and commodities.

 For

 For

 Management

 h

 Senior securities.

 For

 For

 Management

 i

 Underwriting.

 For

 For

 Management

 k

 Investment strategy restriction - Limited Term Govt't Fund

 For

 For

 Management

 l

 Investment strategy restriction - Limited Term Govt't Fund

 For

 For

 Management

 m

 Investment strategy restriction - Limited Term Govt't Fund

 For

 For

 Management

 n

 Investment strategy restriction - Limited Term Govt't Fund

 For

 For

 Management

 o

 Objective from fundamental to non-fundamental.

 For

 For

 Management

 p

 Approve a change in the Fund’s investment objective.

 For

 For

 Management

Proposal 3: To approve an Agremeent and Plan of Reorganization

 3

 Plan of Reorganization

 For

 For

 Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Registrant:

 Oppenheimer Transition 2010 Fund

 By:

 William F. Glavin, Jr.*

 William F. Glavin, Jr., President and Principal Executive Officer

 Date:

 August 28, 2012

 *By:

 /s/ Randy Legg

 Randy Legg, Attorney in Fact